Restoration Provision Rollforward (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance, beginning of the period	$ 400,000
Additions	2,300,000		$ 100,000
Foreign exchange loss	(100,000)	$ 0	0
Balance, end of the period	$ 2,600,000		$ 400,000